Allowance for doubtful accounts	12 Months Ended
Dec. 31, 2013
Allowance for doubtful accounts
Allowance for doubtful accounts

5. Allowance for doubtful accounts

        Changes in the allowance for accounts receivable for the years ended December 31, 2011, 2012 and 2013 are as follows:

	2011		2012		2013
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	5	~~W~~	8	~~W~~	9
Provision for allowances		21		6		23
Reversal of previous provision		—		—		—
Write-offs		(18)		(5)		—

Balance at end of year	~~W~~	8	~~W~~	9	~~W~~	32

        Changes in the allowance for loan receivable for the years ended December 31, 2011, 2012 and 2013 are as follows:

	2011		2012		2013
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	—	~~W~~	1,000	~~W~~	1,200
Provision for allowances		1,000		200		—
Reversal of previous provision		—		—		—
Write-offs		—		—		—

Balance at end of year	~~W~~	1,000	~~W~~	1,200	~~W~~	1,200

        In 2011, the Company amended the loan agreement with Naru Entertainment Corporation ("Naru") so that ~~W~~300 million of the loan should be paid by Naru in 2012 from funding provided by a third party, and the rest of the loan, amounting to ~~W~~1,000 million, and its accrued interest at 8% annually, will be paid by revenue sharing payments in the future.

        As of December 31, 2013, short-term and long-term loans receivable due from Naru were ~~W~~200 million and ~~W~~1,000 million, respectively. The Company provided bad debt reserve of ~~W~~1,000 million in 2011. Additional reserve of ~~W~~200 million was provided for bad debt in 2012 as Naru reported the closure of business during 2012.